Goodwill, Software and other intangible assets	12 Months Ended
Mar. 31, 2014
Goodwill, Software and other intangible assets

8.    Goodwill, Software and other intangible assets:

Goodwill—

A goodwill impairment charge of ¥23,042 million was recognized during the fiscal year ended March 31, 2013 for goodwill attributable to the NTT America reporting unit in the long distance and international communications business segment. The fair value of the reporting unit was determined using the discount cashflow method.

The amount of goodwill included in the mobile communications business segment is mainly related to NTT DOCOMO’s share repurchase program. The repurchases of shares by NTT DOCOMO resulting in increases in NTT’s ownership interest in NTT DOCOMO were accounted for as acquisitions of minority interests using the purchase method, but have been accounted for as equity transactions with noncontrolling interests since April 2009.

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2013 and 2014 are as follows:

	2013
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2012	¥187,161	¥432,251	¥149,437	¥2,571	¥771,420
Goodwill acquired during year	17,854	20,263	2,440	—	40,557
Impairment losses	(23,042)	(7,281)	—	—	(30,323)
Foreign currency translation adjustments	22,906	3,779	19,160	—	45,845
Other	—	(3,283)	—	—	(3,283)

Balance at March 31, 2013	¥204,879	¥445,729	¥171,037	¥2,571	¥824,216

	2014
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2013	¥204,879	¥445,729	¥171,037	¥2,571	¥824,216
Goodwill acquired during year	122,522	34,811	29,333	—	186,666
Impairment losses	—	—	—	—	—
Foreign currency translation adjustments	42,278	11,559	21,917	—	75,754
Other	—	—	—	—	—

Balance at March 31, 2014	¥369,679	¥492,099	¥222,287	¥2,571	¥1,086,636

Software and Other intangible assets—

The following table displays the major components of software and other intangible assets as of March 31, 2013 and 2014.

	2013	2014
	Millions of yen
Amortizable intangible assets:
Computer software	¥5,709,739	¥5,954,842
Rights to use utility facilities	335,578	336,510
Other	316,056	447,812
Accumulated amortization	(4,774,253)	(5,099,133)

Total amortizable intangible assets	1,587,120	1,640,031

Non-amortizable intangible assets:
Trademarks and trade names	31,834	54,283
Rights to acquire the building	—	16,792

Total non-amortizable intangible assets	31,834	71,075

Total	¥1,618,954	¥1,711,106

The aggregate amortization expense for amortizable intangible assets for the fiscal years ended March 31, 2012, 2013 and 2014 were ¥481,043, million, ¥473,247 million and ¥493,436 million, respectively.

Computer software is recognized at cost and is amortized on a straight-line basis over its estimated useful life, which is generally five years. Rights to use utility facilities are acquired using lump-sum cash payments and mainly consist of cable tunnels and public use joint tunnels. Such rights are recorded at cost and are amortized on a straight-line basis over their estimated useful lives of 50 years. Other intangible assets are also recognized at cost and amortized on a straight-line basis over their estimated useful lives averaging 10 years.

Trademarks and trade names are intangible assets with indefinite lives acquired through business combinations.

On March 31, 2014, in connection with the Otemachi 2-Chome Area Redevelopment Project, NTT was granted a co-ownership interest of land worth ¥45,429 million and a right to acquire the proprietary floor space worth ¥16,792 million in the new building, through an exchange of its leasehold and other rights.

For the fiscal year ended March 31, 2014, NTT recorded these rights as “Property” and “Other intangible assets,” respectively, in its consolidated balance sheets and also recorded the ¥59,996 million gain resulting from the difference between the fair value of the acquired assets and the book value of the transferred leasehold and other rights under “Other, net” of “Other income (expenses)” in its consolidated statements of income.

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2015	¥481,398
2016	373,021
2017	272,231
2018	178,911
2019	91,976